Goldman Sachs Short Duration Government Fund Expense Example - Class P Shares [Member] - Goldman Sachs Short Duration Government Fund - Class P Shares	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 49
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	314
Expense Example, with Redemption, 10 Years	$ 716